Inventories - Breakdown of Provision for Losses Related to Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Net realizable value adjustment	R$ 8,269	R$ 17,488
Obsolescence and other losses	4,809	23,505
Total	R$ 13,078	R$ 40,993	R$ 40,724	R$ 42,587